Document and Entity Information	6 Months Ended
Mar. 31, 2016
Document And Entity Information
Entity Registrant Name	NPQ Holdings Ltd
Entity Central Index Key	0001659911
Document Type	S-1
Document Period End Date	Mar. 31, 2016
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company